Amplify Emerging Markets FinTech ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Banking - 10.8%
Bank BTPN Syariah Tbk PT	529,400	$53,343
Bank Jago Tbk PT(a)	510,300	103,806
NU Holdings Ltd. - Class A(a)	6,692	57,618
TCS Group Holding PLC - GDR(a)(b)	2,536	0
		214,767

Digital Assets/Wallets - 5.6%
Danal Co. Ltd.(a)	17,972	53,863
Discovery Ltd.	7,736	57,620
		111,483

Fintech Software - 6.8%
Bairong, Inc.(a)(c)(d)	24,000	35,245
GoTo Gojek Tokopedia Tbk PT(a)	14,115,800	78,720
Linklogis, Inc. - Class B(c)(d)	151,000	21,827
		135,792

Insurance - 3.5%
Ping An Insurance Group Co. of China Ltd.	6,000	25,098
Renaissance Insurance Group JSC(b)	196,320	0
Waterdrop, Inc. - ADR(a)(e)	29,076	28,494
ZhongAn Online P&C Insurance Co. Ltd. - Class H(a)(c)(d)	10,800	16,800
		70,392

Investment & Trading - 6.9%
Futu Holdings Ltd. - ADR(a)	956	44,664
Up Fintech Holding Ltd. - ADR(a)	6,568	24,499
XP, Inc. - Class A	2,752	67,644
		136,807

Lending & Credit - 12.4%
FinVolution Group - ADR	6,248	30,053
Jiayin Group, Inc. - ADR	6,312	34,716
Kaspi.KZ JSC - ADR	592	54,464
LexinFintech Holdings Ltd. - ADR	16,572	29,995
Lufax Holding Ltd. - ADR	7,736	18,334
Pagaya Technologies Ltd. - Class A(a)	43,752	51,190
Qifu Technology, Inc. - ADR	2,023	29,030
		247,782

Payment - 51.8%(f)
Alibaba Group Holding Ltd.	3,000	26,691
Dlocal Ltd./Uruguay(a)	3,004	48,394
EVERTEC, Inc.	1,532	61,525
Forth Smart Service PCL - NVDR	235,585	45,487
Grab Holdings Ltd. (a)	16,684	51,220
Green World FinTech Service Co. Ltd.	4,040	58,342
Jumia Technologies AG - ADR(a)(e)	23,312	67,372
Kakaopay Corp.(a)	1,904	67,548
Kginicis Co. Ltd.	7,004	64,286
MercadoLibre, Inc.(a)	46	78,744
Network International Holdings PLC(a)(c)(d)	11,388	56,181
Pagseguro Digital Ltd. - Class A(a)	7,228	93,024
PAX Global Technology Ltd.	77,000	53,880
Sea Ltd. - ADR(a)	1,220	46,531
StoneCo Ltd. - Class A(a)	5,440	93,515
Tencent Holdings Ltd.	800	27,693
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	16,700	69,218
Yeahka Ltd.(a)	16,400	25,595
		1,035,246

Real Estate Services - 1.4%
KE Holdings, Inc. - ADR	1,944	27,546
TOTAL COMMON STOCKS (Cost $2,783,759)		1,979,815

SHORT-TERM INVESTMENTS - 5.1%
Investments Purchased with Proceeds from Securities Lending - 4.4%
First American Government Obligations Fund - Class X, 5.18%(g)	87,289	87,289

Money Market Funds - 0.7%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(g)	14,009	14,009
TOTAL SHORT-TERM INVESTMENTS (Cost $101,298)		101,298

TOTAL INVESTMENTS - 104.3% (Cost $2,885,057)		2,081,113
Liabilities in Excess of Other Assets - (4.3)%		(85,034)
TOTAL NET ASSETS - 100.0%		$1,996,079

Percentages are stated as a percent of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2024.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $130,053 or 6.5% of the Fund’s net assets.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. As of January 31, 2024, the value of these securities total $130,053 or 6.5% of net assets.
(e)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $78,873 which represented 4.0% of net assets.
(f)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify Emerging Markets FinTech ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Banking	$214,767	$–	$0	$214,767
Digital Assets/Wallets	111,483	–	–	111,483
Fintech Software	135,792	–	–	135,792
Insurance	70,392	–	0	70,392
Investment & Trading	136,807	–	–	136,807
Lending & Credit	247,782	–	–	247,782
Payment	1,035,246	–	–	1,035,246
Real Estate Services	27,546	–	–	27,546
Common Stocks - Total	$1,979,815	$–	$0	$1,979,815
Investments Purchased with Proceeds from Securities Lending	87,289	–	–	87,289
Money Market Funds	14,009	–	–	14,009
Total Assets	$2,081,113	$–	$0	$2,081,113

Refer to the Schedule of Investments for industry classifications.

For the period ended January 31, 2024, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

Allocation of Portfolio Holdings by Country as of January 31, 2024
(% of Net Assets)
China	$401,616	20.1%
Brazil	381,019	19.1
Indonesia	235,869	11.8
South Korea	185,697	9.3
Uruguay	127,138	6.4
Hong Kong	98,544	4.9
Singapore	97,751	4.9
Germany	67,372	3.4
Puerto Rico	61,525	3.1
Taiwan	58,342	2.9
South Africa	57,620	2.9
United Arab Emirates	56,181	2.8
Kazakhstan	54,464	2.7
Israel	51,190	2.6
Thailand	45,487	2.3
Cyprus	0	–
Russia	0	–
Investments Purchased with Proceeds from Securities Lending	101,298	5.1
Liabilities in Excess of Other Assets	(85,034)	(4.3)
	$1,996,079	100.0%